Operating expenses - Bonus awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Bonus Awards	£ 206	£ 307	£ 335
Less: deferral of charge for amounts awarded for current year	(77)	(110)	(130)
Income statement charge for amounts awarded in current year	129	197	205
Add: current year charge for amounts deferred from prior years	114	127	86
Less: forfeiture of amounts deferred from prior years	(11)	(25)	(66)
Income statement charge for amounts deferred from prior years	103	102	20
Income statement charge for bonus awards	£ 232	£ 299	£ 225